Business Combination (Tables)	12 Months Ended
Jan. 31, 2019
Business Combination
Disclosure of Detailed Information About Purchase Consideration
Details of the purchase consideration, the net assets acquired and goodwill are as follows:

Naked NZ$000’s
Purchase consideration:
Shares issued	14,196

Disclosure of Detailed Information About Assets and Liabilities Recognised

The assets and liabilities recognised as a result of the acquisition are as follows:

Fair value NZ$000’s
Cash	592
Trade and other receivables	4,186
Inventories	1,810
Intangible assets
- Brand	2,726
Trade and other payables	(916)
Net identifiable assets acquired	8,398
Add: goodwill	5,798
Net assets acquired	14,196